COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Millions, unless otherwise specified	Jul. 13, 2012
COMMITMENTS AND CONTINGENCIES
Percentage of interest to be purchased in the joint venture under the exercise of option	51.00%
KSJ | Minimum
COMMITMENTS AND CONTINGENCIES
Expected purchase price of interest in joint venture under the exercise of option	45.0
KSJ | Maximum
COMMITMENTS AND CONTINGENCIES
Expected purchase price of interest in joint venture under the exercise of option	50.0